Goodwill and Other Acquired Intangible Assets - Schedule of Amortization Expense of Purchase Accounting Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Aggregate amortization expense	$ 4,720	$ 5,150	$ 5,121
2014	4,346
2015	3,546
2016	3,177
2017	1,694
2018	1,156
2019 and thereafter	$ 1,420